Trade receivables, net	12 Months Ended
Dec. 31, 2023
Trade receivables, net [Abstract]
Trade receivables, net

Note 5 - Trade receivables, net

A.	Composition:

	As of December 31,
	2023	2022
Current:
Open balances	702	545
Unbilled	352	(*) 217
	1,054	762

Non-current:
Open balances	233	-
Unbilled	818	(*) 335
	1,051	335

(*)	Reclassified.

B.	Trade receivables bear an average interest rate of 7.5% which represented the applicable rate of risk for its customers. The average credit period of trade receivables, after deducting advance payments from customers is 282 days.

For details regarding credit risk, see Note 19A(2)B(2) below.